Intangible Assets, Net (Details) - Schedule of acquired intangible asset		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Schedule of acquired intangible asset [Abstract]
Copyrights	[1]	¥ 8,955,000	$ 1,404,552	¥ 579,722
Customer relationship		25,502,800	4,000,000	26,099,600
Non-compete agreements	[2]	42,200,000	6,618,881	64,370,622
Technology know-hows	[2]	2,852,016	447,327	14,709,556
Subtotal		79,509,816	12,470,760	105,759,500
Less: accumulated amortization		(51,628,879)	(8,097,760)	(64,517,409)
Intangible assets, net		¥ 27,880,937	$ 4,373,000	¥ 41,242,091

[1]	The Company’s subsidiary Shenzhen Kuxuanyou and Shenzhen Yiran, recorded impairment of RMB 278,679 (USD 43,710) for the year ended December 31, 2021. The addition of copy right of RMB 8,955,000 (USD 1,404,552) was from acquisition of Guoyu, see note 4.
[2]	Micro Beauty acquired Skystar in 2017 to acquire 100% of the capital stock of Skystar for an aggregate consideration of RMB 58,450,000 (approximately USD 9.0 million). The fair value of non-complete agreement and technology know-hows were evaluated at of RMB 20,363,661 (USD 4,913,042), and their accumulated amortization as of December 31, 2021 was RMB 16,431,724. Impairment loss of RMB 3,991,570 (USD 626,060) was recognized for the year ended December 31, 2021.